11008645

NASDAQ
THE NASDAQ OMX GROUP

CGCNAS
001-13251

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

December 9, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 9, 2011 The Nasdaq Stock Market (the "Exchange") received from SLM Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, par value $.20 per share
6.97% Cumulative Redeemable Preferred Stock, Series A, par value $.20 per share
Floating Rate Non-Cumulative Preferred Stock, Series B, par value $.20 per share
Medium Term Notes, Series A, CPI-Linked Notes due March 15, 2017
Medium Term Notes, Series A, CPI-Linked Notes due January 16, 2018
6% Senior Notes due December 15, 2043

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery